VOYA MUTUAL FUNDS

Voya CBRE Global Infrastructure Fund

Voya Global Bond Fund

Voya Global Corporate Leaders® 100 Fund

Voya Global Equity Fund

Voya Global Equity Dividend Fund

Voya Global Real Estate Fund

Voya International High Dividend Low Volatility Fund

Voya International Real Estate Fund

Voya Multi-Manager Emerging Markets Equity Fund

Voya Multi-Manager International Equity Fund

Voya Multi-Manager International Factors Fund

Voya Multi-Manager International Small Cap Fund

Voya Russia Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated September 30, 2019

to the Funds’ current Statement of Additional Information

dated February 28, 2019

(the “SAI”)

On September 12, 2019, the Funds’ Board of Trustees approved changes to the Voya funds’ policy with respect to the Funds’ disclosure of portfolio holdings.

Effective September 30, 2019, the Funds’ SAI is revised as follows:

1.	The second paragraph of the section entitled “Disclosure of Each Fund’s Portfolio Securities” is deleted and replaced with the following:

In addition, each Fund (except Voya Multi-Manager Emerging Markets Equity Fund and Voya Multi-Manager International Small Cap Fund) posts its portfolio holdings schedule on Voya’s website on a monthly basis and makes it available on the 15th calendar day following the end of the previous calendar month, or as soon thereafter as practicable. The portfolio holdings schedule is as of the last day of the previous calendar month.

For Voya Multi-Manager Emerging Markets Equity Fund and Voya Multi-Manager International Small Cap Fund, each Fund posts its portfolio holdings schedule on Voya’s website on a calendar-quarter basis and makes it available 30 calendar days following the end of the previous calendar quarter, or as soon thereafter as practicable. The portfolio holdings schedule is as of the last day of the previous calendar quarter.

2.	The fourth and fifth paragraphs of the section entitled “Disclosure of Each Fund’s Portfolio Securities” is deleted and replaced with the following:
Each Fund also compiles a list of its ten largest (“Top Ten”) holdings and/or its Top Ten largest issuers. This information is made available on Voya’s website on the 10th calendar day following the end of the previous calendar month, or as soon thereafter as practicable. The Top Ten holdings and/or issuer information shall be as of the last day of the previous calendar month.

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